RESTRICTED CASH AND INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Restricted cash and investments	$ 11,105	$ 12,001
Cash and cash equivalents
Statement [Line Items]
Restricted cash and investments	3,133	2,866
Investments
Statement [Line Items]
Restricted cash and investments	7,972	9,135
Elliot Lake reclamation trust fund
Statement [Line Items]
Restricted cash and investments	3,133	2,866
Letters of credit facility pledged assets
Statement [Line Items]
Restricted cash and investments	7,972	9,000
Letters of credit additional collateral
Statement [Line Items]
Restricted cash and investments	$ 0	$ 135